Lines of Credit and Debt (Schedule of Total Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2012	May 31, 2006	Aug. 31, 2004
Debt Instrument [Line Items]
Total long-term debt	$ 1,172,079	$ 845,483
Less current portion	131,119	207
Long-term portion	1,040,960	845,276
Notes Payable, 6.28% Interest Rate, Due Through November 2015
Debt Instrument [Line Items]
Total long-term debt	668	483
Stated interest rate	6.28%
Senior unsecured notes | Series A Senior Notes, 3.19% Interest Rate, Due October 16, 2019
Debt Instrument [Line Items]
Total long-term debt	73,645	73,000
Stated interest rate	3.19%		3.19%
Senior unsecured notes | Series B Senior Notes, 3.75% Interest Rate, Due October 16, 2022
Debt Instrument [Line Items]
Total long-term debt	302,648	300,000
Stated interest rate	3.75%		3.75%
Senior unsecured notes | Series C Senior Notes, 3.90% Interest Rate, Due October 16, 2024
Debt Instrument [Line Items]
Total long-term debt	27,000	27,000
Stated interest rate	3.90%		3.90%
Senior unsecured notes | Senior Unsecured Cash Convertible Notes, 0.375% Interest Rate, Due 2019
Debt Instrument [Line Items]
Total long-term debt	386,332	0
Stated interest rate	0.375%
Senior unsecured notes | Senior Unsecured Cash Convertible Notes, 0.875% Interest Rate, Due 2021
Debt Instrument [Line Items]
Total long-term debt	251,335	0
Stated interest rate	0.875%
QIAGEN Euro Finance | Convertible Notes 3.25% Due in 2026
Debt Instrument [Line Items]
Total long-term debt	0	300,000
Stated interest rate				3.25%
QIAGEN Finance | Convertible Notes 1.5% Due in 2024
Debt Instrument [Line Items]
Total long-term debt	$ 130,451	$ 145,000
Stated interest rate					1.50%